Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Components of Inventory	The components of inventories are as follows:

	December 31
	2020	2021
	US$	US$
Finished goods	11,039	39,896
Work in process	55,988	56,146
Raw materials	43,135	67,062

	110,162	163,104